Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Segment Reporting [Abstract]
Schedule Of Segment Operating Income

	Quarter Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$101.3	$8.8	$-	$110.1
Operating costs	24.2	6.5	5.0	35.7
Selling and marketing costs	13.9	1.0	0.6	15.5
Administrative and other costs	1.1	0.2	7.3	8.6
Depreciation and amortization	-	-	5.0	5.0
Operating income (loss)	$62.1	$1.1	$(17.9)	$45.3

	Quarter Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$98.6	$15.4	$-	$114.0
Operating costs	20.7	10.7	4.6	36.0
Selling and marketing costs	12.2	2.0	0.7	14.9
Administrative and other costs	0.3	0.2	8.1	8.6
Depreciation and amortization	-	-	4.3	4.3
Operating income (loss)	$65.4	$2.5	$(17.7)	$50.2

	Six Months Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$167.6	$21.6	$-	$189.2
Operating costs	44.7	15.5	9.7	69.9
Selling and marketing costs	25.8	2.8	1.4	30.0
Administrative and other costs	1.4	0.4	15.3	17.1
Depreciation and amortization	-	-	9.9	9.9
Operating income (loss)	$95.7	$2.9	$(36.3)	$62.3

	Six Months Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$157.7	$27.1	$-	$184.8
Operating costs	36.3	18.3	9.2	63.8
Selling and marketing costs	23.8	4.1	1.6	29.5
Administrative and other costs	0.6	0.4	16.4	17.4
Depreciation and amortization	-	-	8.9	8.9
Operating income (loss)	$97.0	$4.3	$(36.1)	$65.2

	Year ended December 29, 2011 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue................................................................................................................	$ 386.1	$ 49.2	$ 0.1	$ 435.4
Operating costs..................................................................................................	80.0	34.1	17.7	131.8
Selling and marketing costs.........................................................................	49.2	7.9	2.7	59.8
Administrative and other costs...................................................................	2.6	0.8	27.9	31.3
Depreciation and amortization.....................................................................	0.0	0.0	18.8	18.8

Operating income..............................................................................................	$ 254.3	$ 6.4	$ (67.0)	$ 193.7

	Year ended December 30, 2010 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.............................................................................................................	$ 379.4	$ 48.0	$ 0.1	$ 427.5
Operating costs...............................................................................................	74.3	32.4	20.0	126.7
Selling and marketing costs.......................................................................	46.5	8.1	3.3	57.9
Administrative and other costs................................................................	3.2	0.8	30.5	34.5
Depreciation and amortization...................................................................	0.0	0.0	17.8	17.8

Operating income............................................................................................	$ 255.4	$ 6.7	$ (71.5)	$ 190.6

	Year ended December 31, 2009 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.......................................................................................................................	$ 335.1	$ 45.5	$ 0.1	$ 380.7
Operating costs.........................................................................................................	72.7	29.1	18.6	120.4
Selling and marketing costs.................................................................................	40.6	8.6	1.0	50.2
Administrative and other costs..........................................................................	2.8	0.9	22.6	26.3
Depreciation and amortization.............................................................................	0.0	0.0	15.6	15.6

Operating income......................................................................................................	$ 219.0	$ 6.9	$ (57.7)	$ 168.2

Summary Of Revenue By Category

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
National advertising revenue	$71.9	$67.7	$117.5	$106.0
Founding member advertising revenue from beverage concessionaire agreements	10.1	10.7	19.9	18.9
Local advertising revenue	19.3	20.2	30.2	32.8
Fathom Consumer revenue	8.5	12.1	18.1	20.0
Fathom Business revenue	0.3	3.3	3.5	7.1
Total revenue	$110.1	$114.0	$189.2	$184.8

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

National Advertising Revenue...........................................................................................................	$ 267.5	$ 271.9	$ 236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements	38.0	37.2	36.3
Local Advertising Revenue.................................................................................................................	80.6	70.3	62.0
Fathom Consumer Revenue..............................................................................................................	35.0	31.5	28.6
Fathom Business Revenue................................................................................................................	14.2	16.5	16.9
Other Revenue.........................................................................................................................................	0.1	0.1	0.1

Total Revenues.........................................................................................................................................	$ 435.4	$ 427.5	$ 380.7